Law Offices
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7081
(215) 564-8600
E. Taylor Brody
Direct Dial - (215) 564-8071
ebrody@stradley.com

June 8, 2018

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Franklin Limited Duration Income Trust (the "Fund")
File Nos. 811-21357
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, notice of a meeting of shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Fund in connection with a meeting of shareholders scheduled to be held on September 4, 2018.
Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ E. Taylor Brody
E. Taylor Brody